LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Loss Per Share
	Three months ending March 31,
	2015	2014

Net Income (Loss)	$(92,045)	$(79,995)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	388,475,000	388,475,000

	2014	2013

Net Income (Loss)	$(322,548)	$(479,195)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	388,475,000	345,487,945